SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
Schedule of concentration of loan volume

For the five months ended
May 31, 2020
Guarantee company A	63.6%
Guarantee company B	18.7%
Others	17.7%
Total	100.0%